LOANS - Financial Leasing Contracts Receivable (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and receivables [Line Items]
Gross investment	$ 17,408,786	$ 16,467,446
Net investment	11,426,176	11,166,930
Not later than one year [member]
Disclosure of loans and receivables [Line Items]
Gross investment	2,296,714	2,147,421
Net investment	1,579,195	1,614,889
Later than one year and not later than five years [member]
Disclosure of loans and receivables [Line Items]
Gross investment	6,799,539	6,428,242
Net investment	4,870,790	4,986,723
Later than five years [member]
Disclosure of loans and receivables [Line Items]
Gross investment	8,312,533	7,891,783
Net investment	$ 4,976,191	$ 4,565,318